Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Variable Interest, Not Primary Beneficiary Commercial Loans Originated to Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	$ 150,749	$ 185,000
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net	150,749	185,000
Variable Interest, Not Primary Beneficiary, Collateralized Mortgage Obligations, Mortgage Backed Securities, and Asset Backed Securities Through VIEs [Member]
Noncontrolling Interest [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	1,219,915	1,757,858
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net	1,219,915	1,757,858
Government National Mortgage Association Certificates and Obligations (GNMA) [Member] | Variable Interest, Not Primary Beneficiary, Securitizations through Ginnie Mae not Meeting Sale Accounting Criteria [Member]

Noncontrolling Interest [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	50,534	99,121
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net	$ 50,534	$ 99,121